Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Executive Officers and Non-Executive Directors Compensation
	Executive Officers			Non-Executive Directors			Total

(USD millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016

Cash and other compensation	22.5	18.4	20.8	4.0	4.0	4.0	26.5	22.4	24.8

Post-employment benefits	2.5	2.0	2.2				2.5	2.0	2.2

Equity-based compensation	42.5	49.9	46.2	4.8	4.8	4.6	47.3	54.7	50.8

Total	67.5	70.3	69.2	8.8	8.8	8.6	76.3	79.1	77.8

Transactions with former members of the Board of Directors
	Currency	2018	2017	2016

Prof. Dr. Brody	CHF	0	0	25 000

Prof. Dr. Zinkernagel	CHF	0	0	50 000

Dr. Krauer	CHF	60 000	60 000	60 000

Dr. Vasella	CHF	18 228	26 279	0
	USD	0	0	250 000